Cover	Feb. 09, 2022
Cover [Abstract]
Entity Registrant Name	Idaho Strategic Resources, Inc.
Entity Central Index Key	0001030192
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Feb. 09, 2022
Entity File Number	000-28837
Entity Incorporation State Country Code	ID
Entity Tax Identification Number	82-0490295
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	201 N. 3rd Street
Entity Address City Or Town	Coeur d’Alene
Entity Address Postal Zip Code	83814
City Area Code	208
Local Phone Number	625-9001
Security 12b Title	Common Stock, no par value
Trading Symbol	NJMC
Entity Address State Or Province	ID
Amendment Description	On February 15, 2022, Idaho Strategic Resources, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the Securities and Exchange Commission to report the Company’s unregistered sale of equity securities. As a result of a scrivener’s error, the total amount of restricted common shares sold was misstated in the Original Report. This Amendment No. 1 to the Current Report on Form 8-K/A amends and restates Item 3.02 of the Original Report to correct the total number of common shares sold. No other changes have been made to Item 3.02 of the Original Report, and this Amendment No. 1 does not amend, modify, or otherwise update any other information in the Original Report.